The Prudential Series Fund
655 Broad Street
Newark, New Jersey 07102
August 15, 2016
VIA EDGAR
U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549-1520
Re:	485(b) Filing for The Prudential Series Fund Registration numbers 002-80896 and 811-03623
Dear Sir or Madam:
We are filing today via EDGAR a Post-Effective Amendment under Rule 485(b) to the Registration Statement of the above-referenced Registrant. This Post-Effective Amendment designates September 12, 2016 as its effective date.
As counsel to the Registrant, I represent that the instant Rule 485(b) filing does not contain disclosures that render the filing ineligible to become effective under Rule 485(b).
Thank you for your attention to this filing. Please direct any questions regarding this filing to the undersigned at 973-802-6469.
Sincerely,
/s/ Jonathan D. Shain

Jonathan D. Shain
Assistant Secretary